Organization and Description of Business (Details) - USD ($)				1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 12, 2021	Dec. 09, 2020	Oct. 05, 2020	Dec. 09, 2020	Sep. 30, 2020	Sep. 15, 2020	Apr. 20, 2007	Sep. 30, 2021	Dec. 31, 2020	Sep. 13, 2021	Aug. 24, 2021	Dec. 31, 2019	May 12, 2007	Apr. 30, 2007
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares										16,500,000
Issuance of common stock value (in Dollars)								$ (17,550)
Description of purchase		DR Shell LLC, a Delaware limited liability company (the “Buyer”) purchased from Custodian Ventures LLC, 180,000 shares of the common stock of the Company, representing approximately 62% of the outstanding Common Stock of the Company, and (ii) 10,000,000 shares of convertible preferred stock of the Company, for a total purchase price of $245,000 in cash. The funds were provided by the Buyer’s members. The shares were acquired pursuant to a Stock Purchase Agreement, dated December 9, 2020 (the “SPA”), by and among the Seller, the Buyer, and David Lazar, then Chief Executive Officer of the Company and managing director of Custodian Ventures, LLC. Additionally, under the terms of the SPA, Mr. Lazar forgave $41,229 in related-party loans.
Outstanding, percentage	94.20%
PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Preferred stock, par value (in Dollars per share)									$ 0.001
Description of purchase				DR Shell LLC, a Delaware limited liability company (the “Buyer”) purchased from Custodian Ventures LLC, 180,000 shares of the common stock of the Company, representing approximately 62% of the outstanding Common Stock of the Company, and (ii) 10,000,000 shares of Preferred Stock of the Company, for a total purchase price of $245,000 in cash. The funds were provided by the Buyer’s members. The shares were acquired pursuant to a Stock Purchase Agreement, dated December 9, 2020 (the “SPA”), by and among the Seller, the Buyer, and David Lazar, then Chief Executive Officer of the Company and managing director of Custodian Ventures, LLC. Additionally, under the terms of the SPA, Mr. Lazar forgave $41,229 in related-party loans.
Reduction on related parties (in Dollars)									$ 41,229
PHONEBRASIL INTERNATIONAL, INC. [Member] | PhoneBrasil Telephonia Voipdigital, Inc. [Member]
Organization and Description of Business (Details) [Line Items]
Acquisition of capital shares							6,000,000
Custodian Ventures Llc [Member | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Par value of common stock (in Dollars per share)						$ 0.00001
Series A Preferred Stock [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Description of conversion of shares					The preferred shares are convertible to common shares at a ratio of 30 to 1.
Series A Preferred Stock [Member] | Custodian Ventures Llc [Member
Organization and Description of Business (Details) [Line Items]
Preferred stock issued to reduced related party debt			10,000,000
Reduction on related parties (in Dollars)			$ 10,000
Minimum [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares													6,000,000	6,000,000
Maximum [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares													30,000,000	30,000,000
Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares					300,000
Description of conversion of shares					preferred share was convertible to common stock at a ratio of 30 to 1.
Issuance of common stock value (in Dollars)
Par value of common stock (in Dollars per share)								$ 0.001	$ 0.001
Common Stock [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares					300,000,000
Par value of common stock (in Dollars per share)					$ 0.001				0.001			$ 0.001
Common Stock [Member] | Custodian Ventures Llc [Member
Organization and Description of Business (Details) [Line Items]
Issuance of common stock shares						180,000
Par value of common stock (in Dollars per share)						$ 0.00001
Issuance of common stock value (in Dollars)						$ 5,000
Par value of common stock (in Dollars per share)						$ 0.000001
Common Stock [Member] | Custodian Ventures Llc [Member | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Issuance of common stock shares						180,000
Issuance of common stock value (in Dollars)						$ 5,000
Preferred stock issued to reduced related party debt			10,000,000
Par value of common stock (in Dollars per share)						$ 0.001
Reduction on related parties (in Dollars)			$ 10,000
Preferred Stock [Member]
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares					10,000,000
Preferred stock, par value (in Dollars per share)					$ 0.000001
Issuance of common stock value (in Dollars)
Preferred stock, shares authorized											30,946
Preferred Stock [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Increase in authorized shares					10,000,000
Preferred stock, par value (in Dollars per share)									$ 0.000001
Description of conversion of shares									The preferred shares are convertible to common shares at a ratio of 30 to 1.
Preferred Stock [Member] | Custodian Ventures Llc [Member
Organization and Description of Business (Details) [Line Items]
Preferred stock issued to reduced related party debt			10,000,000
Reduction on related parties (in Dollars)			$ 10,000
Preferred Stock [Member] | Custodian Ventures Llc [Member | PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business (Details) [Line Items]
Reduction on related parties (in Dollars)			$ 10,000